Finance Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Schedule of Finance Leases by Lessee
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancelable without penalty cost) are as follows:

12/31/2018	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	2,338	446	760	555	577
Telefónica Germany	2,151	436	667	432	616
Telefónica Hispam Norte	1,347	271	479	265	332
Telefónica Hispam Sur	446	112	186	86	62
Telefónica Spain	534	114	191	136	93
Telefónica United Kingdom	578	177	189	103	109
Others	491	93	165	99	134
Operating lease obligations(1)	7,885	1,649	2,637	1,676	1,923
Purchase and other contractual obligations(2)	12,881	4,864	4,990	1,801	1,226
(1) This item includes definitive payments (non-cancelable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancelable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
The payment schedule of finance leases of Telefónica Germany at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	8	—	8
From one to five years	22	1	23
Total	30	1	31
The payment schedule of finance leases of Telefónica Brazil at December 31, 2018, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	12	2	14
From one to five years	33	14	47
More than five years	44	69	113
Total	89	85	174

Schedule of Finance Leases by Lessor
The minimum lease payment receivables at December 31, 2018 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	60	3	63
From one to five years	57	9	66
Total	117	12	129
Accumulated allowance	(44)
Total after accumulated allowance	73